Consolidated Balance Sheets	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)
CURRENT ASSETS
Cash	$ 3,765,978	$ 80,466
Restricted cash	2,500,000	576,739
Accounts receivable, net	11,012,741	11,781,103
Inventories, net	3,305,438	1,572,224
Advances to suppliers, net	15,938,109	14,469,299
Due from related parties	527,389	33,228
Prepaid expenses and other current assets	8,710,796	4,296,949
Current assets held for sale associated with the sale of the Gansu subsidiary		6,983,849
TOTAL CURRENT ASSETS	45,760,451	39,793,857
NON-CURRENT ASSETS
Property, plant and equipment, net	18,158,289	15,005,686
Intangible assets, net	6,424,893	776,995
Right-of-use lease assets, net	113,250	141,895
Non-current other receivables	14,728,732
Deferred tax assets, net		1,388
Non-current assets held for sale associated with the sale of the Gansu subsidiary		6,045,611
TOTAL NON-CURRENT ASSETS	39,425,164	21,971,575
TOTAL ASSETS	85,185,615	61,765,432
CURRENT LIABILITIES
Short-term loans	10,248,225	5,719,493
Current portion of long-term loans	1,081,613	461,765
Accounts payable	7,641,274	3,428,102
Due to related parties	134,073	244,871
Taxes payable	4,881,898	3,681,166
Deferred revenue	219,678	506,769
Accrued expenses and other current liabilities	2,024,902	2,243,219
Operating lease liabilities, current	76,797	148,904
Current liabilities held for sale associated with the sale of the Gansu subsidiary		11,543
TOTAL CURRENT LIABILITIES	26,308,460	16,445,832
NON-CURRENT LIABILITIES
Long-term loans	842,815	970,061
Operating lease liability, non-current	36,601
TOTAL NON-CURRENT LIABILITIES	879,416	970,061
TOTAL LIABILITIES	27,187,876	17,415,893
SHAREHOLDERS’ EQUITY
Additional paid-in capital	40,791,764	25,005,100
Statutory reserve	2,849,440	2,733,354
Retained earnings	16,630,831	18,741,685
Accumulated other comprehensive (loss)	(2,875,571)	(2,577,418)
TOTAL BON NATURAL LIFE LIMITED SHAREHOLDERS’ EQUITY	57,550,680	43,906,691
NON-CONTROLLING INTEREST	447,059	442,848
TOTAL SHAREHOLDERS’ EQUITY	57,997,739	44,349,539
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	85,185,615	61,765,432
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	152,174	1,928
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	$ 2,042	$ 2,042